REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Components of revenue
Revenue includes the following components:

	For the Years Ended December 31,
	2017	2016
Revenue - Streaming Agreement
Cash payment proceeds	$6,138	$4,385
Deferred revenue recognized	14,156	11,267
	20,294	15,652
Revenue - Spot sales	295,203	205,638
Total revenue	$315,497	$221,290